LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.24%
INVESTMENT COMPANIES–96.24%
Equity Funds–38.78%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	4,149,118	$ 121,411,499
LVIP SSGA Large Cap 100 Fund	28,701,563	320,223,334
LVIP SSGA Mid-Cap Index Fund	11,266,678	119,640,858
LVIP SSGA S&P 500 Index Fund	56,975,423	1,251,351,224
LVIP SSGA Small-Cap Index Fund	7,525,720	209,929,952
LVIP T. Rowe Price Growth Stock Fund	4,868,122	285,831,763
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,106,610	127,251,523
		2,435,640,153
Fixed Income Funds–36.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	33,624,080	350,161,169
LVIP Delaware Bond Fund	45,583,090	675,267,889
LVIP JPMorgan High Yield Fund	13,454,881	140,993,698
LVIP PIMCO Low Duration Bond Fund	8,016,546	82,089,428
LVIP SSGA Bond Index Fund	25,092,635	306,958,200
LVIP SSGA Short-Term Bond Index Fund	3,242,208	34,192,328
LVIP Western Asset Core Bond Fund	62,196,678	671,475,339
		2,261,138,051
Global Equity Fund–1.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	11,612,601	91,611,808
		91,611,808
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	4,840,040	$ 58,124,036
		58,124,036
International Equity Funds–19.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	8,872,340	128,755,403
LVIP MFS International Growth Fund	13,582,828	268,777,005
LVIP Mondrian International Value Fund	11,558,703	154,158,426
LVIP SSGA Developed International 150 Fund	22,923,610	149,370,243
LVIP SSGA Emerging Markets 100 Fund	8,397,230	59,443,988
LVIP SSGA Emerging Markets Equity Index Fund	14,327,671	161,988,644
LVIP SSGA International Index Fund	30,190,871	275,703,037
		1,198,196,746
Total Affiliated Investments (Cost $4,704,870,686)		6,044,710,794
UNAFFILIATED INVESTMENT–2.50%
INVESTMENT COMPANY–2.50%
Money Market Fund–2.50%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	157,206,484	157,206,484
Total Unaffiliated Investment (Cost $157,206,484)		157,206,484

TOTAL INVESTMENTS–98.74% (Cost $4,862,077,170)	6,201,917,278
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.26%	79,269,892
NET ASSETS APPLICABLE TO 434,450,587 SHARES OUTSTANDING–100.00%	$6,281,187,170

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(257)	Australian Dollar	$(18,408,910)	$(18,503,093)	12/14/20	$94,183	$—
(475)	British Pound	(38,308,750)	(38,156,313)	12/14/20	—	(152,437)
(423)	Euro	(62,051,457)	(62,357,586)	12/14/20	306,129	—
(395)	Japanese Yen	(46,844,531)	(46,836,209)	12/14/20	—	(8,322)
(62)	Swedish Krona	(13,850,800)	(14,015,650)	12/14/20	164,850	—
					565,162	(160,759)
Interest Rate Contract:
10,028	U.S. Treasury 5 yr Notes	1,263,841,375	1,263,713,368	12/31/20	128,007	—
Equity Contracts:
(1,376)	E-mini MSCI Emerging Markets Index	(74,888,800)	(74,359,063)	12/18/20	—	(529,737)
(715)	E-mini Russell 2000 Index	(53,782,300)	(52,511,519)	12/18/20	—	(1,270,781)
(2,685)	E-mini S&P 500 Index	(450,006,000)	(439,606,406)	12/18/20	—	(10,399,594)
(656)	E-mini S&P MidCap 400 Index	(121,747,040)	(119,406,573)	12/18/20	—	(2,340,467)
(1,543)	Euro STOXX 50 Index	(57,782,335)	(58,123,782)	12/18/20	341,447	—
(464)	FTSE 100 Index	(34,974,348)	(35,301,563)	12/18/20	327,215	—
(620)	OMXS 30 Index	(12,677,468)	(12,405,766)	10/16/20	—	(271,702)
(168)	SPI 200 Index	(17,453,861)	(17,600,918)	12/17/20	147,057	—
(299)	Topix Index	(46,083,962)	(45,766,920)	12/10/20	—	(317,042)
					815,719	(15,129,323)
Total Futures Contracts					$1,508,888	$(15,290,082)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,044,710,794	$—	$—	$6,044,710,794
Unaffiliated Investment Company	157,206,484	—	—	157,206,484
Total Investments	$6,201,917,278	$—	$—	$6,201,917,278
Derivatives:
Assets:
Futures Contracts	$1,508,888	$—	$—	$1,508,888
Liabilities:
Futures Contracts	$(15,290,082)	$—	$—	$(15,290,082)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20	Number of Shares 09/30/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.24%@
Equity Funds-38.78%@
✧✧LVIP Delaware Mid Cap Value Fund	$137,847,755	$38,049,371	$34,794,049	$(8,962,887)	$(10,728,691)	$121,411,499	4,149,118	$1,454,363	$—
✧✧LVIP SSGA Large Cap 100 Fund	315,351,506	89,036,704	49,930,018	(11,207,913)	(23,026,945)	320,223,334	28,701,563	6,707,477	—
✧✧LVIP SSGA Mid-Cap Index Fund	138,858,985	30,758,975	41,070,773	(1,310,140)	(7,596,189)	119,640,858	11,266,678	3,422,469	—
✧✧LVIP SSGA S&P 500 Index Fund	1,293,248,282	166,117,812	293,160,232	30,900,493	54,244,869	1,251,351,224	56,975,423	7,851,153	—
✧✧LVIP SSGA Small-Cap Index Fund	278,014,449	59,675,360	106,988,397	2,104,661	(22,876,121)	209,929,952	7,525,720	6,542,109	—
✧✧LVIP T. Rowe Price Growth Stock Fund	258,051,885	61,268,561	80,379,221	11,068,507	35,822,031	285,831,763	4,868,122	6,061,711	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	137,768,413	25,134,527	44,460,012	7,593,639	1,214,956	127,251,523	4,106,610	6,370,185	—
Fixed Income Funds-36.00%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	370,901,683	76,739,623	107,935,979	(1,962,413)	12,418,255	350,161,169	33,624,080	574,478	—
✧✧LVIP Delaware Bond Fund	694,307,319	194,923,075	256,480,371	(4,091,981)	46,609,847	675,267,889	45,583,090	—	—
✧✧LVIP JPMorgan High Yield Fund	152,307,983	17,608,288	27,197,181	(3,004,265)	1,278,873	140,993,698	13,454,881	208,810	—
✧✧LVIP PIMCO Low Duration Bond Fund	149,018,223	875,644	70,738,869	(610,428)	3,544,858	82,089,428	8,016,546	138,669	—
✧✧LVIP SSGA Bond Index Fund	307,116,539	79,192,267	97,488,458	2,013,908	16,123,944	306,958,200	25,092,635	90,297	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,291,233	7,011,760	9,789,564	(60,886)	739,785	34,192,328	3,242,208	75,658	—
✧✧LVIP Western Asset Core Bond Fund	696,355,634	95,793,560	160,994,425	399,146	39,921,424	671,475,339	62,196,678	—	—
Global Equity Fund-1.46%@
✧✧LVIP BlackRock Global Real Estate Fund	135,458,267	33,166,864	55,924,522	(9,207,972)	(11,880,829)	91,611,808	11,612,601	6,090,223	—
Global Fixed Income Fund-0.92%@
✧✧LVIP Global Income Fund	61,469,533	12,405,639	17,762,160	83,039	1,927,985	58,124,036	4,840,040	387,609	—
International Equity Funds-19.08%@
✧✧LVIP Loomis Sayles Global Growth Fund	138,842,172	9,701,751	42,423,642	2,024,344	20,610,778	128,755,403	8,872,340	270,782	—
✧✧LVIP MFS International Growth Fund	322,367,937	22,783,374	82,145,378	15,688,085	(9,917,013)	268,777,005	13,582,828	1,199,411	—
✧✧LVIP Mondrian International Value Fund	193,140,124	34,563,403	34,837,926	(7,010,338)	(31,696,837)	154,158,426	11,558,703	4,380,173	—
✧✧LVIP SSGA Developed International 150 Fund	184,227,388	32,414,415	35,390,911	(8,177,642)	(23,703,007)	149,370,243	22,923,610	133,401	—
✧✧LVIP SSGA Emerging Markets 100 Fund	71,013,094	11,457,732	11,436,323	(2,833,709)	(8,756,806)	59,443,988	8,397,230	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	187,333,022	19,243,635	42,317,767	784,735	(3,054,981)	161,988,644	14,327,671	930,847	—
✧✧LVIP SSGA International Index Fund	388,377,548	49,766,049	136,688,932	(2,952,213)	(22,799,415)	275,703,037	30,190,871	1,024,243	—
Total	$6,647,668,974	$1,167,688,389	$1,840,335,110	$11,267,770	$58,420,771	$6,044,710,794		$53,914,068	$—

@ As a percentage of Net Assets as of September 30, 2020.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Global Moderate Allocation Managed Risk Fund–5